Income Taxes (Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at January 1	$ 2,492	$ 3,338
Additions for tax positions of prior years	(100)	114
Additions for tax positions of prior years		(989)
Lapse of statutes of limitations	(373)
Settlements	(21)
Foreign currency impact	8	(29)
Balance at December 31	$ 1,990	$ 2,492